Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000217746 | Bundesobligation_2.400_4/18/2030
Holdings [Line Items]
Percent of Total Investments	7.80%
C000217746 | U.S. Treasury Notes_4.000_3/31/2030
Holdings [Line Items]
Percent of Total Investments	3.20%
C000217746 | Nationwide Building Society_5.750_6/20/2027
Holdings [Line Items]
Percent of Total Investments	2.70%
C000217746 | Societe Generale SA_5.500_4/13/2029
Holdings [Line Items]
Percent of Total Investments	2.10%
C000217746 | Legal & General Group PLC_4.500_11/1/2050
Holdings [Line Items]
Percent of Total Investments	1.80%
C000217746 | Twin Bridges PLC_5.890_3/12/2055
Holdings [Line Items]
Percent of Total Investments	1.80%
C000217746 | U.S. Treasury Bills_3.662_1/15/2026
Holdings [Line Items]
Percent of Total Investments	1.50%
C000217746 | HSBC Holdings PLC_8.201_11/16/2034
Holdings [Line Items]
Percent of Total Investments	1.50%
C000217746 | Barclays PLC_8.407_11/14/2032
Holdings [Line Items]
Percent of Total Investments	1.40%
C000217746 | Digital Dutch Finco BV_1.500_3/15/2030
Holdings [Line Items]
Percent of Total Investments	1.40%
C000217746 | IndustryFood
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000217746 | IndustryReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000217746 | IndustryCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000217746 | IndustryU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000217746 | IndustrySavings & Loans
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000217746 | IndustryForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000217746 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000217746 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000217746 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000217746 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000217746 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	71.00%
C000217746 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000217746 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000217746 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000217746 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000217747 | Bundesobligation_2.400_4/18/2030
Holdings [Line Items]
Percent of Total Investments	7.80%
C000217747 | U.S. Treasury Notes_4.000_3/31/2030
Holdings [Line Items]
Percent of Total Investments	3.20%
C000217747 | Nationwide Building Society_5.750_6/20/2027
Holdings [Line Items]
Percent of Total Investments	2.70%
C000217747 | Societe Generale SA_5.500_4/13/2029
Holdings [Line Items]
Percent of Total Investments	2.10%
C000217747 | Legal & General Group PLC_4.500_11/1/2050
Holdings [Line Items]
Percent of Total Investments	1.80%
C000217747 | Twin Bridges PLC_5.890_3/12/2055
Holdings [Line Items]
Percent of Total Investments	1.80%
C000217747 | U.S. Treasury Bills_3.662_1/15/2026
Holdings [Line Items]
Percent of Total Investments	1.50%
C000217747 | HSBC Holdings PLC_8.201_11/16/2034
Holdings [Line Items]
Percent of Total Investments	1.50%
C000217747 | Barclays PLC_8.407_11/14/2032
Holdings [Line Items]
Percent of Total Investments	1.40%
C000217747 | Digital Dutch Finco BV_1.500_3/15/2030
Holdings [Line Items]
Percent of Total Investments	1.40%
C000217747 | IndustryFood
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000217747 | IndustryReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000217747 | IndustryCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000217747 | IndustryU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000217747 | IndustrySavings & Loans
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000217747 | IndustryForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000217747 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000217747 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000217747 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000217747 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000217747 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	71.00%
C000217747 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000217747 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000217747 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000217747 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000217748 | Bundesobligation_2.400_4/18/2030
Holdings [Line Items]
Percent of Total Investments	7.80%
C000217748 | U.S. Treasury Notes_4.000_3/31/2030
Holdings [Line Items]
Percent of Total Investments	3.20%
C000217748 | Nationwide Building Society_5.750_6/20/2027
Holdings [Line Items]
Percent of Total Investments	2.70%
C000217748 | Societe Generale SA_5.500_4/13/2029
Holdings [Line Items]
Percent of Total Investments	2.10%
C000217748 | Legal & General Group PLC_4.500_11/1/2050
Holdings [Line Items]
Percent of Total Investments	1.80%
C000217748 | Twin Bridges PLC_5.890_3/12/2055
Holdings [Line Items]
Percent of Total Investments	1.80%
C000217748 | U.S. Treasury Bills_3.662_1/15/2026
Holdings [Line Items]
Percent of Total Investments	1.50%
C000217748 | HSBC Holdings PLC_8.201_11/16/2034
Holdings [Line Items]
Percent of Total Investments	1.50%
C000217748 | Barclays PLC_8.407_11/14/2032
Holdings [Line Items]
Percent of Total Investments	1.40%
C000217748 | Digital Dutch Finco BV_1.500_3/15/2030
Holdings [Line Items]
Percent of Total Investments	1.40%
C000217748 | IndustryFood
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000217748 | IndustryReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000217748 | IndustryCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000217748 | IndustryU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000217748 | IndustrySavings & Loans
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000217748 | IndustryForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000217748 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000217748 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000217748 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000217748 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000217748 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	71.00%
C000217748 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000217748 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000217748 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000217748 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000217745 | Bundesobligation_2.400_4/18/2030
Holdings [Line Items]
Percent of Total Investments	7.80%
C000217745 | U.S. Treasury Notes_4.000_3/31/2030
Holdings [Line Items]
Percent of Total Investments	3.20%
C000217745 | Nationwide Building Society_5.750_6/20/2027
Holdings [Line Items]
Percent of Total Investments	2.70%
C000217745 | Societe Generale SA_5.500_4/13/2029
Holdings [Line Items]
Percent of Total Investments	2.10%
C000217745 | Legal & General Group PLC_4.500_11/1/2050
Holdings [Line Items]
Percent of Total Investments	1.80%
C000217745 | Twin Bridges PLC_5.890_3/12/2055
Holdings [Line Items]
Percent of Total Investments	1.80%
C000217745 | U.S. Treasury Bills_3.662_1/15/2026
Holdings [Line Items]
Percent of Total Investments	1.50%
C000217745 | HSBC Holdings PLC_8.201_11/16/2034
Holdings [Line Items]
Percent of Total Investments	1.50%
C000217745 | Barclays PLC_8.407_11/14/2032
Holdings [Line Items]
Percent of Total Investments	1.40%
C000217745 | Digital Dutch Finco BV_1.500_3/15/2030
Holdings [Line Items]
Percent of Total Investments	1.40%
C000217745 | IndustryFood
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000217745 | IndustryReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000217745 | IndustryCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000217745 | IndustryU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000217745 | IndustrySavings & Loans
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000217745 | IndustryForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000217745 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000217745 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000217745 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000217745 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000217745 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	71.00%
C000217745 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000217745 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000217745 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000217745 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000205755 | U.S. Treasury Notes_4.250_8/15/2035
Holdings [Line Items]
Percent of Total Investments	5.00%
C000205755 | U.S. Treasury Notes_4.625_2/15/2035
Holdings [Line Items]
Percent of Total Investments	4.30%
C000205755 | Bundesrepublik Deutschland Bundesanleihe_2.600_8/15/2034
Holdings [Line Items]
Percent of Total Investments	3.50%
C000205755 | Bundesrepublik Deutschland Bundesanleihe_2.500_2/15/2035
Holdings [Line Items]
Percent of Total Investments	2.20%
C000205755 | Nationwide Building Society_7.500_12/20/2030
Holdings [Line Items]
Percent of Total Investments	1.10%
C000205755 | Nationwide Building Society_10.250_12/6/2099
Holdings [Line Items]
Percent of Total Investments	1.10%
C000205755 | Rothesay Life PLC_5.000_10/13/2031
Holdings [Line Items]
Percent of Total Investments	1.00%
C000205755 | U.S. Treasury Bills_3.618_2/12/2026
Holdings [Line Items]
Percent of Total Investments	1.00%
C000205755 | U.S. Treasury Notes_4.000_11/15/2035
Holdings [Line Items]
Percent of Total Investments	0.90%
C000205755 | UniCredit SpA_6.500_12/3/2031
Holdings [Line Items]
Percent of Total Investments	0.90%
C000205755 | IndustryU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000205755 | IndustrySavings & Loans
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000205755 | IndustryForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000205755 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000205755 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000205755 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000205755 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000205755 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000205755 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000205755 | IndustryAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000205755 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000205755 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000205755 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000205755 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000205755 | AssetAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000205755 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000205755 | AssetForeign Convertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000205755 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000205756 | U.S. Treasury Notes_4.250_8/15/2035
Holdings [Line Items]
Percent of Total Investments	5.00%
C000205756 | U.S. Treasury Notes_4.625_2/15/2035
Holdings [Line Items]
Percent of Total Investments	4.30%
C000205756 | Bundesrepublik Deutschland Bundesanleihe_2.600_8/15/2034
Holdings [Line Items]
Percent of Total Investments	3.50%
C000205756 | Bundesrepublik Deutschland Bundesanleihe_2.500_2/15/2035
Holdings [Line Items]
Percent of Total Investments	2.20%
C000205756 | Nationwide Building Society_7.500_12/20/2030
Holdings [Line Items]
Percent of Total Investments	1.10%
C000205756 | Nationwide Building Society_10.250_12/6/2099
Holdings [Line Items]
Percent of Total Investments	1.10%
C000205756 | Rothesay Life PLC_5.000_10/13/2031
Holdings [Line Items]
Percent of Total Investments	1.00%
C000205756 | U.S. Treasury Bills_3.618_2/12/2026
Holdings [Line Items]
Percent of Total Investments	1.00%
C000205756 | U.S. Treasury Notes_4.000_11/15/2035
Holdings [Line Items]
Percent of Total Investments	0.90%
C000205756 | UniCredit SpA_6.500_12/3/2031
Holdings [Line Items]
Percent of Total Investments	0.90%
C000205756 | IndustryU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000205756 | IndustrySavings & Loans
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000205756 | IndustryForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000205756 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000205756 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000205756 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000205756 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000205756 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000205756 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000205756 | IndustryAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000205756 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000205756 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000205756 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000205756 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000205756 | AssetAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000205756 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000205756 | AssetForeign Convertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000205756 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000180738 | U.S. Treasury Notes_4.250_8/15/2035
Holdings [Line Items]
Percent of Total Investments	5.00%
C000180738 | U.S. Treasury Notes_4.625_2/15/2035
Holdings [Line Items]
Percent of Total Investments	4.30%
C000180738 | Bundesrepublik Deutschland Bundesanleihe_2.600_8/15/2034
Holdings [Line Items]
Percent of Total Investments	3.50%
C000180738 | Bundesrepublik Deutschland Bundesanleihe_2.500_2/15/2035
Holdings [Line Items]
Percent of Total Investments	2.20%
C000180738 | Nationwide Building Society_7.500_12/20/2030
Holdings [Line Items]
Percent of Total Investments	1.10%
C000180738 | Nationwide Building Society_10.250_12/6/2099
Holdings [Line Items]
Percent of Total Investments	1.10%
C000180738 | Rothesay Life PLC_5.000_10/13/2031
Holdings [Line Items]
Percent of Total Investments	1.00%
C000180738 | U.S. Treasury Bills_3.618_2/12/2026
Holdings [Line Items]
Percent of Total Investments	1.00%
C000180738 | U.S. Treasury Notes_4.000_11/15/2035
Holdings [Line Items]
Percent of Total Investments	0.90%
C000180738 | UniCredit SpA_6.500_12/3/2031
Holdings [Line Items]
Percent of Total Investments	0.90%
C000180738 | IndustryU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000180738 | IndustrySavings & Loans
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000180738 | IndustryForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000180738 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180738 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000180738 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000180738 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000180738 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000180738 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000180738 | IndustryAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000180738 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000180738 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000180738 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000180738 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000180738 | AssetAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000180738 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000180738 | AssetForeign Convertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000180738 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000180737 | U.S. Treasury Notes_4.250_8/15/2035
Holdings [Line Items]
Percent of Total Investments	5.00%
C000180737 | U.S. Treasury Notes_4.625_2/15/2035
Holdings [Line Items]
Percent of Total Investments	4.30%
C000180737 | Bundesrepublik Deutschland Bundesanleihe_2.600_8/15/2034
Holdings [Line Items]
Percent of Total Investments	3.50%
C000180737 | Bundesrepublik Deutschland Bundesanleihe_2.500_2/15/2035
Holdings [Line Items]
Percent of Total Investments	2.20%
C000180737 | Nationwide Building Society_7.500_12/20/2030
Holdings [Line Items]
Percent of Total Investments	1.10%
C000180737 | Nationwide Building Society_10.250_12/6/2099
Holdings [Line Items]
Percent of Total Investments	1.10%
C000180737 | Rothesay Life PLC_5.000_10/13/2031
Holdings [Line Items]
Percent of Total Investments	1.00%
C000180737 | U.S. Treasury Bills_3.618_2/12/2026
Holdings [Line Items]
Percent of Total Investments	1.00%
C000180737 | U.S. Treasury Notes_4.000_11/15/2035
Holdings [Line Items]
Percent of Total Investments	0.90%
C000180737 | UniCredit SpA_6.500_12/3/2031
Holdings [Line Items]
Percent of Total Investments	0.90%
C000180737 | IndustryU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000180737 | IndustrySavings & Loans
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000180737 | IndustryForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000180737 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180737 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000180737 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000180737 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000180737 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000180737 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000180737 | IndustryAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000180737 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000180737 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000180737 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000180737 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000180737 | AssetAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000180737 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000180737 | AssetForeign Convertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000180737 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000180741 | U.S. Treasury Notes_4.250_8/15/2035
Holdings [Line Items]
Percent of Total Investments	5.00%
C000180741 | U.S. Treasury Notes_4.625_2/15/2035
Holdings [Line Items]
Percent of Total Investments	4.30%
C000180741 | Bundesrepublik Deutschland Bundesanleihe_2.600_8/15/2034
Holdings [Line Items]
Percent of Total Investments	3.50%
C000180741 | Bundesrepublik Deutschland Bundesanleihe_2.500_2/15/2035
Holdings [Line Items]
Percent of Total Investments	2.20%
C000180741 | Nationwide Building Society_7.500_12/20/2030
Holdings [Line Items]
Percent of Total Investments	1.10%
C000180741 | Nationwide Building Society_10.250_12/6/2099
Holdings [Line Items]
Percent of Total Investments	1.10%
C000180741 | Rothesay Life PLC_5.000_10/13/2031
Holdings [Line Items]
Percent of Total Investments	1.00%
C000180741 | U.S. Treasury Bills_3.618_2/12/2026
Holdings [Line Items]
Percent of Total Investments	1.00%
C000180741 | U.S. Treasury Notes_4.000_11/15/2035
Holdings [Line Items]
Percent of Total Investments	0.90%
C000180741 | UniCredit SpA_6.500_12/3/2031
Holdings [Line Items]
Percent of Total Investments	0.90%
C000180741 | IndustryU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000180741 | IndustrySavings & Loans
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000180741 | IndustryForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000180741 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180741 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000180741 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000180741 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000180741 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000180741 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000180741 | IndustryAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000180741 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000180741 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000180741 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000180741 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000180741 | AssetAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000180741 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000180741 | AssetForeign Convertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000180741 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000210490 | Tesla, Inc.__
Holdings [Line Items]
Percent of Total Investments	11.20%
C000210490 | Roku, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.90%
C000210490 | CRISPR Therapeutics AG__
Holdings [Line Items]
Percent of Total Investments	5.70%
C000210490 | Shopify, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.10%
C000210490 | Coinbase Global, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.00%
C000210490 | Robinhood Markets, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.40%
C000210490 | Tempus AI, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.30%
C000210490 | Palantir Technologies, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.70%
C000210490 | Advanced Micro Devices, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.50%
C000210490 | ROBLOX Corp.__
Holdings [Line Items]
Percent of Total Investments	3.40%
C000210490 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000210490 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000210490 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000210490 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000210490 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000210490 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000210490 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000210490 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000210490 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	82.30%
C000210490 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000210491 | Tesla, Inc.__
Holdings [Line Items]
Percent of Total Investments	11.20%
C000210491 | Roku, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.90%
C000210491 | CRISPR Therapeutics AG__
Holdings [Line Items]
Percent of Total Investments	5.70%
C000210491 | Shopify, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.10%
C000210491 | Coinbase Global, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.00%
C000210491 | Robinhood Markets, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.40%
C000210491 | Tempus AI, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.30%
C000210491 | Palantir Technologies, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.70%
C000210491 | Advanced Micro Devices, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.50%
C000210491 | ROBLOX Corp.__
Holdings [Line Items]
Percent of Total Investments	3.40%
C000210491 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000210491 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000210491 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000210491 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000210491 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000210491 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000210491 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000210491 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000210491 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	82.30%
C000210491 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000176825 | Tesla, Inc.__
Holdings [Line Items]
Percent of Total Investments	11.20%
C000176825 | Roku, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.90%
C000176825 | CRISPR Therapeutics AG__
Holdings [Line Items]
Percent of Total Investments	5.70%
C000176825 | Shopify, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.10%
C000176825 | Coinbase Global, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.00%
C000176825 | Robinhood Markets, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.40%
C000176825 | Tempus AI, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.30%
C000176825 | Palantir Technologies, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.70%
C000176825 | Advanced Micro Devices, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.50%
C000176825 | ROBLOX Corp.__
Holdings [Line Items]
Percent of Total Investments	3.40%
C000176825 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000176825 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000176825 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000176825 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000176825 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000176825 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000176825 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176825 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000176825 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	82.30%
C000176825 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000176824 | Tesla, Inc.__
Holdings [Line Items]
Percent of Total Investments	11.20%
C000176824 | Roku, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.90%
C000176824 | CRISPR Therapeutics AG__
Holdings [Line Items]
Percent of Total Investments	5.70%
C000176824 | Shopify, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.10%
C000176824 | Coinbase Global, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.00%
C000176824 | Robinhood Markets, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.40%
C000176824 | Tempus AI, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.30%
C000176824 | Palantir Technologies, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.70%
C000176824 | Advanced Micro Devices, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.50%
C000176824 | ROBLOX Corp.__
Holdings [Line Items]
Percent of Total Investments	3.40%
C000176824 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000176824 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000176824 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000176824 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000176824 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000176824 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000176824 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176824 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000176824 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	82.30%
C000176824 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000224371 | Tesla, Inc.__
Holdings [Line Items]
Percent of Total Investments	11.20%
C000224371 | Roku, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.90%
C000224371 | CRISPR Therapeutics AG__
Holdings [Line Items]
Percent of Total Investments	5.70%
C000224371 | Shopify, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.10%
C000224371 | Coinbase Global, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.00%
C000224371 | Robinhood Markets, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.40%
C000224371 | Tempus AI, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.30%
C000224371 | Palantir Technologies, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.70%
C000224371 | Advanced Micro Devices, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.50%
C000224371 | ROBLOX Corp.__
Holdings [Line Items]
Percent of Total Investments	3.40%
C000224371 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000224371 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000224371 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000224371 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000224371 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000224371 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000224371 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000224371 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000224371 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	82.30%
C000224371 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000176826 | Tesla, Inc.__
Holdings [Line Items]
Percent of Total Investments	11.20%
C000176826 | Roku, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.90%
C000176826 | CRISPR Therapeutics AG__
Holdings [Line Items]
Percent of Total Investments	5.70%
C000176826 | Shopify, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.10%
C000176826 | Coinbase Global, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.00%
C000176826 | Robinhood Markets, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.40%
C000176826 | Tempus AI, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.30%
C000176826 | Palantir Technologies, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.70%
C000176826 | Advanced Micro Devices, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.50%
C000176826 | ROBLOX Corp.__
Holdings [Line Items]
Percent of Total Investments	3.40%
C000176826 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000176826 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000176826 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000176826 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000176826 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000176826 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000176826 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176826 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000176826 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	82.30%
C000176826 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000233650 | Berkshire Hathaway, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.70%
C000233650 | FactSet Research Systems, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.20%
C000233650 | Graphic Packaging Holding Co.__
Holdings [Line Items]
Percent of Total Investments	5.20%
C000233650 | Truist Financial Corp.__
Holdings [Line Items]
Percent of Total Investments	5.20%
C000233650 | Lionsgate Studios Corp.__
Holdings [Line Items]
Percent of Total Investments	5.10%
C000233650 | Deckers Outdoor Corp.__
Holdings [Line Items]
Percent of Total Investments	5.10%
C000233650 | NCR Voyix Corp.__
Holdings [Line Items]
Percent of Total Investments	4.80%
C000233650 | Pinterest, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.50%
C000233650 | Walt Disney Co.__
Holdings [Line Items]
Percent of Total Investments	4.50%
C000233650 | Bank of America Corp.__
Holdings [Line Items]
Percent of Total Investments	4.50%
C000233650 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000233650 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000233650 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000233650 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000233650 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000233650 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000233650 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000233650 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000233650 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000233650 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000233649 | Berkshire Hathaway, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.70%
C000233649 | FactSet Research Systems, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.20%
C000233649 | Graphic Packaging Holding Co.__
Holdings [Line Items]
Percent of Total Investments	5.20%
C000233649 | Truist Financial Corp.__
Holdings [Line Items]
Percent of Total Investments	5.20%
C000233649 | Lionsgate Studios Corp.__
Holdings [Line Items]
Percent of Total Investments	5.10%
C000233649 | Deckers Outdoor Corp.__
Holdings [Line Items]
Percent of Total Investments	5.10%
C000233649 | NCR Voyix Corp.__
Holdings [Line Items]
Percent of Total Investments	4.80%
C000233649 | Pinterest, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.50%
C000233649 | Walt Disney Co.__
Holdings [Line Items]
Percent of Total Investments	4.50%
C000233649 | Bank of America Corp.__
Holdings [Line Items]
Percent of Total Investments	4.50%
C000233649 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000233649 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000233649 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000233649 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000233649 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000233649 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000233649 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000233649 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000233649 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000233649 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000192445 | Berkshire Hathaway, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.70%
C000192445 | FactSet Research Systems, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.20%
C000192445 | Graphic Packaging Holding Co.__
Holdings [Line Items]
Percent of Total Investments	5.20%
C000192445 | Truist Financial Corp.__
Holdings [Line Items]
Percent of Total Investments	5.20%
C000192445 | Lionsgate Studios Corp.__
Holdings [Line Items]
Percent of Total Investments	5.10%
C000192445 | Deckers Outdoor Corp.__
Holdings [Line Items]
Percent of Total Investments	5.10%
C000192445 | NCR Voyix Corp.__
Holdings [Line Items]
Percent of Total Investments	4.80%
C000192445 | Pinterest, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.50%
C000192445 | Walt Disney Co.__
Holdings [Line Items]
Percent of Total Investments	4.50%
C000192445 | Bank of America Corp.__
Holdings [Line Items]
Percent of Total Investments	4.50%
C000192445 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000192445 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000192445 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000192445 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000192445 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000192445 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000192445 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000192445 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000192445 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000192445 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000192444 | Berkshire Hathaway, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.70%
C000192444 | FactSet Research Systems, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.20%
C000192444 | Graphic Packaging Holding Co.__
Holdings [Line Items]
Percent of Total Investments	5.20%
C000192444 | Truist Financial Corp.__
Holdings [Line Items]
Percent of Total Investments	5.20%
C000192444 | Lionsgate Studios Corp.__
Holdings [Line Items]
Percent of Total Investments	5.10%
C000192444 | Deckers Outdoor Corp.__
Holdings [Line Items]
Percent of Total Investments	5.10%
C000192444 | NCR Voyix Corp.__
Holdings [Line Items]
Percent of Total Investments	4.80%
C000192444 | Pinterest, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.50%
C000192444 | Walt Disney Co.__
Holdings [Line Items]
Percent of Total Investments	4.50%
C000192444 | Bank of America Corp.__
Holdings [Line Items]
Percent of Total Investments	4.50%
C000192444 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000192444 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000192444 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000192444 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000192444 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000192444 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000192444 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000192444 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000192444 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000192444 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000192446 | Berkshire Hathaway, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.70%
C000192446 | FactSet Research Systems, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.20%
C000192446 | Graphic Packaging Holding Co.__
Holdings [Line Items]
Percent of Total Investments	5.20%
C000192446 | Truist Financial Corp.__
Holdings [Line Items]
Percent of Total Investments	5.20%
C000192446 | Lionsgate Studios Corp.__
Holdings [Line Items]
Percent of Total Investments	5.10%
C000192446 | Deckers Outdoor Corp.__
Holdings [Line Items]
Percent of Total Investments	5.10%
C000192446 | NCR Voyix Corp.__
Holdings [Line Items]
Percent of Total Investments	4.80%
C000192446 | Pinterest, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.50%
C000192446 | Walt Disney Co.__
Holdings [Line Items]
Percent of Total Investments	4.50%
C000192446 | Bank of America Corp.__
Holdings [Line Items]
Percent of Total Investments	4.50%
C000192446 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000192446 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000192446 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000192446 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000192446 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000192446 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000192446 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000192446 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000192446 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000192446 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000233648 | FactSet Research Systems, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.50%
C000233648 | Graphic Packaging Holding Co.__
Holdings [Line Items]
Percent of Total Investments	4.90%
C000233648 | Lionsgate Studios Corp.__
Holdings [Line Items]
Percent of Total Investments	5.80%
C000233648 | Synovus Financial Corp.__
Holdings [Line Items]
Percent of Total Investments	5.10%
C000233648 | Simply Good Foods Co.__
Holdings [Line Items]
Percent of Total Investments	5.00%
C000233648 | Axalta Coating Systems Ltd.__
Holdings [Line Items]
Percent of Total Investments	4.80%
C000233648 | Topgolf Callaway Brands Corp.__
Holdings [Line Items]
Percent of Total Investments	4.80%
C000233648 | Madison Square Garden Sports Corp.__
Holdings [Line Items]
Percent of Total Investments	4.70%
C000233648 | Genius Sports Ltd.__
Holdings [Line Items]
Percent of Total Investments	4.70%
C000233648 | Tenable Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.50%
C000233648 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000233648 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000233648 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000233648 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000233648 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000233648 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000233648 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000233648 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000233648 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000233648 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000233648 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000233648 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.50%
C000233647 | FactSet Research Systems, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.50%
C000233647 | Graphic Packaging Holding Co.__
Holdings [Line Items]
Percent of Total Investments	4.90%
C000233647 | Lionsgate Studios Corp.__
Holdings [Line Items]
Percent of Total Investments	5.80%
C000233647 | Synovus Financial Corp.__
Holdings [Line Items]
Percent of Total Investments	5.10%
C000233647 | Simply Good Foods Co.__
Holdings [Line Items]
Percent of Total Investments	5.00%
C000233647 | Axalta Coating Systems Ltd.__
Holdings [Line Items]
Percent of Total Investments	4.80%
C000233647 | Topgolf Callaway Brands Corp.__
Holdings [Line Items]
Percent of Total Investments	4.80%
C000233647 | Madison Square Garden Sports Corp.__
Holdings [Line Items]
Percent of Total Investments	4.70%
C000233647 | Genius Sports Ltd.__
Holdings [Line Items]
Percent of Total Investments	4.70%
C000233647 | Tenable Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.50%
C000233647 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000233647 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000233647 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000233647 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000233647 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000233647 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000233647 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000233647 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000233647 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000233647 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000233647 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000233647 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.50%
C000192442 | FactSet Research Systems, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.50%
C000192442 | Graphic Packaging Holding Co.__
Holdings [Line Items]
Percent of Total Investments	4.90%
C000192442 | Lionsgate Studios Corp.__
Holdings [Line Items]
Percent of Total Investments	5.80%
C000192442 | Synovus Financial Corp.__
Holdings [Line Items]
Percent of Total Investments	5.10%
C000192442 | Simply Good Foods Co.__
Holdings [Line Items]
Percent of Total Investments	5.00%
C000192442 | Axalta Coating Systems Ltd.__
Holdings [Line Items]
Percent of Total Investments	4.80%
C000192442 | Topgolf Callaway Brands Corp.__
Holdings [Line Items]
Percent of Total Investments	4.80%
C000192442 | Madison Square Garden Sports Corp.__
Holdings [Line Items]
Percent of Total Investments	4.70%
C000192442 | Genius Sports Ltd.__
Holdings [Line Items]
Percent of Total Investments	4.70%
C000192442 | Tenable Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.50%
C000192442 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000192442 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000192442 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000192442 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000192442 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000192442 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000192442 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000192442 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000192442 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000192442 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000192442 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000192442 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.50%
C000192441 | FactSet Research Systems, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.50%
C000192441 | Graphic Packaging Holding Co.__
Holdings [Line Items]
Percent of Total Investments	4.90%
C000192441 | Lionsgate Studios Corp.__
Holdings [Line Items]
Percent of Total Investments	5.80%
C000192441 | Synovus Financial Corp.__
Holdings [Line Items]
Percent of Total Investments	5.10%
C000192441 | Simply Good Foods Co.__
Holdings [Line Items]
Percent of Total Investments	5.00%
C000192441 | Axalta Coating Systems Ltd.__
Holdings [Line Items]
Percent of Total Investments	4.80%
C000192441 | Topgolf Callaway Brands Corp.__
Holdings [Line Items]
Percent of Total Investments	4.80%
C000192441 | Madison Square Garden Sports Corp.__
Holdings [Line Items]
Percent of Total Investments	4.70%
C000192441 | Genius Sports Ltd.__
Holdings [Line Items]
Percent of Total Investments	4.70%
C000192441 | Tenable Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.50%
C000192441 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000192441 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000192441 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000192441 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000192441 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000192441 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000192441 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000192441 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000192441 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000192441 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000192441 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000192441 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.50%
C000233646 | FactSet Research Systems, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.50%
C000233646 | Graphic Packaging Holding Co.__
Holdings [Line Items]
Percent of Total Investments	4.90%
C000233646 | Lionsgate Studios Corp.__
Holdings [Line Items]
Percent of Total Investments	5.80%
C000233646 | Synovus Financial Corp.__
Holdings [Line Items]
Percent of Total Investments	5.10%
C000233646 | Simply Good Foods Co.__
Holdings [Line Items]
Percent of Total Investments	5.00%
C000233646 | Axalta Coating Systems Ltd.__
Holdings [Line Items]
Percent of Total Investments	4.80%
C000233646 | Topgolf Callaway Brands Corp.__
Holdings [Line Items]
Percent of Total Investments	4.80%
C000233646 | Madison Square Garden Sports Corp.__
Holdings [Line Items]
Percent of Total Investments	4.70%
C000233646 | Genius Sports Ltd.__
Holdings [Line Items]
Percent of Total Investments	4.70%
C000233646 | Tenable Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.50%
C000233646 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000233646 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000233646 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000233646 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000233646 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000233646 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000233646 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000233646 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000233646 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000233646 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000233646 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000233646 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.50%
C000192443 | FactSet Research Systems, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.50%
C000192443 | Graphic Packaging Holding Co.__
Holdings [Line Items]
Percent of Total Investments	4.90%
C000192443 | Lionsgate Studios Corp.__
Holdings [Line Items]
Percent of Total Investments	5.80%
C000192443 | Synovus Financial Corp.__
Holdings [Line Items]
Percent of Total Investments	5.10%
C000192443 | Simply Good Foods Co.__
Holdings [Line Items]
Percent of Total Investments	5.00%
C000192443 | Axalta Coating Systems Ltd.__
Holdings [Line Items]
Percent of Total Investments	4.80%
C000192443 | Topgolf Callaway Brands Corp.__
Holdings [Line Items]
Percent of Total Investments	4.80%
C000192443 | Madison Square Garden Sports Corp.__
Holdings [Line Items]
Percent of Total Investments	4.70%
C000192443 | Genius Sports Ltd.__
Holdings [Line Items]
Percent of Total Investments	4.70%
C000192443 | Tenable Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.50%
C000192443 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000192443 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000192443 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000192443 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000192443 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000192443 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000192443 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000192443 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000192443 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000192443 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000192443 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000192443 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.50%
C000207660 | Western Digital Corp._3.000_11/15/2028
Holdings [Line Items]
Percent of Total Investments	3.60%
C000207660 | Sphere Entertainment Co._3.500_12/1/2028
Holdings [Line Items]
Percent of Total Investments	2.20%
C000207660 | BrightSpring Health Services, Inc._6.750_2/1/2027
Holdings [Line Items]
Percent of Total Investments	2.00%
C000207660 | Equinox Gold Corp._4.750_10/15/2028
Holdings [Line Items]
Percent of Total Investments	2.00%
C000207660 | Albemarle Corp._7.250_3/1/2027
Holdings [Line Items]
Percent of Total Investments	1.80%
C000207660 | Redwood Trust, Inc._7.750_6/15/2027
Holdings [Line Items]
Percent of Total Investments	1.60%
C000207660 | Summit Hotel Properties, Inc._1.500_2/15/2026
Holdings [Line Items]
Percent of Total Investments	1.40%
C000207660 | Jazz Investments I Ltd._3.125_9/15/2030
Holdings [Line Items]
Percent of Total Investments	1.30%
C000207660 | Two Harbors Investment Corp._6.250_1/15/2026
Holdings [Line Items]
Percent of Total Investments	1.30%
C000207660 | AMG Capital Trust II_5.150_10/15/2037
Holdings [Line Items]
Percent of Total Investments	1.30%
C000207660 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000207660 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000207660 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	47.60%
C000207660 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000207660 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000207660 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000207660 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000207660 | IndustryInternet
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000207660 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000207660 | IndustryMining
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000207660 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000207660 | IndustryComputers
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000207660 | IndustryREITS
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000207660 | IndustryHealth Care - Products
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000207660 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000207660 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000207660 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000207660 | AssetForeign Convertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000207660 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	(71.10%)
C000207660 | AssetConvertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	122.70%
C000207660 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000207660 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000207660 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000207658 | Western Digital Corp._3.000_11/15/2028
Holdings [Line Items]
Percent of Total Investments	3.60%
C000207658 | Sphere Entertainment Co._3.500_12/1/2028
Holdings [Line Items]
Percent of Total Investments	2.20%
C000207658 | BrightSpring Health Services, Inc._6.750_2/1/2027
Holdings [Line Items]
Percent of Total Investments	2.00%
C000207658 | Equinox Gold Corp._4.750_10/15/2028
Holdings [Line Items]
Percent of Total Investments	2.00%
C000207658 | Albemarle Corp._7.250_3/1/2027
Holdings [Line Items]
Percent of Total Investments	1.80%
C000207658 | Redwood Trust, Inc._7.750_6/15/2027
Holdings [Line Items]
Percent of Total Investments	1.60%
C000207658 | Summit Hotel Properties, Inc._1.500_2/15/2026
Holdings [Line Items]
Percent of Total Investments	1.40%
C000207658 | Jazz Investments I Ltd._3.125_9/15/2030
Holdings [Line Items]
Percent of Total Investments	1.30%
C000207658 | Two Harbors Investment Corp._6.250_1/15/2026
Holdings [Line Items]
Percent of Total Investments	1.30%
C000207658 | AMG Capital Trust II_5.150_10/15/2037
Holdings [Line Items]
Percent of Total Investments	1.30%
C000207658 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000207658 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000207658 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	47.60%
C000207658 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000207658 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000207658 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000207658 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000207658 | IndustryInternet
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000207658 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000207658 | IndustryMining
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000207658 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000207658 | IndustryComputers
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000207658 | IndustryREITS
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000207658 | IndustryHealth Care - Products
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000207658 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000207658 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000207658 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000207658 | AssetForeign Convertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000207658 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	(71.10%)
C000207658 | AssetConvertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	122.70%
C000207658 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000207658 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000207658 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000207659 | Western Digital Corp._3.000_11/15/2028
Holdings [Line Items]
Percent of Total Investments	3.60%
C000207659 | Sphere Entertainment Co._3.500_12/1/2028
Holdings [Line Items]
Percent of Total Investments	2.20%
C000207659 | BrightSpring Health Services, Inc._6.750_2/1/2027
Holdings [Line Items]
Percent of Total Investments	2.00%
C000207659 | Equinox Gold Corp._4.750_10/15/2028
Holdings [Line Items]
Percent of Total Investments	2.00%
C000207659 | Albemarle Corp._7.250_3/1/2027
Holdings [Line Items]
Percent of Total Investments	1.80%
C000207659 | Redwood Trust, Inc._7.750_6/15/2027
Holdings [Line Items]
Percent of Total Investments	1.60%
C000207659 | Summit Hotel Properties, Inc._1.500_2/15/2026
Holdings [Line Items]
Percent of Total Investments	1.40%
C000207659 | Jazz Investments I Ltd._3.125_9/15/2030
Holdings [Line Items]
Percent of Total Investments	1.30%
C000207659 | Two Harbors Investment Corp._6.250_1/15/2026
Holdings [Line Items]
Percent of Total Investments	1.30%
C000207659 | AMG Capital Trust II_5.150_10/15/2037
Holdings [Line Items]
Percent of Total Investments	1.30%
C000207659 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000207659 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000207659 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	47.60%
C000207659 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000207659 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000207659 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000207659 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000207659 | IndustryInternet
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000207659 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000207659 | IndustryMining
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000207659 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000207659 | IndustryComputers
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000207659 | IndustryREITS
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000207659 | IndustryHealth Care - Products
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000207659 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000207659 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000207659 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000207659 | AssetForeign Convertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000207659 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	(71.10%)
C000207659 | AssetConvertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	122.70%
C000207659 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000207659 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000207659 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%